Property and Equipment (FY)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
Note 4 – Property and Equipment
Property and equipment consisted of the following (in thousands):
	December 31,
	2021	2020
Furniture and fixtures	$26	$26
Computer equipment	314	254
Leasehold improvements	90	90
Property and equipment, gross	430	370
Accumulated depreciation	(368)	(313)
Property and equipment, net	$62	$57
The Company’s results included depreciation expense of approximately $0.1 million and $0.1 million for the years ended December 31, 2021 and 2020, respectively.